Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
At Santander, cybersecurity risk management is an integral part of our operational risk management and control model. Our cybersecurity risk management is designed to align with international best practices and provide a framework to measure and monitor our cybersecurity risk profile and control environment, including threats and incidents associated with the use of third-party service providers through our supplier risk management model and internal control framework, and facilitate coordination across different departments of the Group.
Our operational risk model, where cybersecurity risk is embedded, establishes the items designed to manage and control operational risk properly according to legal and regulatory standards and best management practices. Its phases are: (i) strategic planning; (ii) identification and assessment of risks and internal controls; (iii) ongoing monitoring of the operational risk profile; and (iv) risk response decisions, including risk mitigation and risk transfer measures. Our model also covers reporting and escalation of relevant operational risk events, including cybersecurity risk, to senior risk executives in a timely manner. Operational risk control self-assessment (RCSA) is one of our main operational risk tools. It integrates specific reviews that allow for the identification of cybersecurity, technology, fraud, and third-party supplier risks as well as other risk drivers that could lead to operational risk or failure to meet legal or regulatory expectations. RCSA is implemented in Heracles, which is our management and reporting system for operational risk throughout the Group, supporting our operational risk programme and tools with a governance, risk and compliance (GRC) approach.
In 2024, in light of an increase in cybersecurity and environmental related risks, as well as legal and regulatory requirements (including DORA in particular), we have strengthened our third-party supplier risk management model and internal control framework and we also have developed various tools designed to assess, manage and control risks throughout the management cycle including the risks in outsourcing and third-party agreements.
Our security controls have been strengthened in an effort to mitigate the risks associated with the current environment, characterized by increasing geopolitical tensions and the accelerated adoption of emerging technologies such as AI. We also implemented new controls designed to address current risk areas and emerging attack methods. These include ransomware and Distributed Denial of Service (DDoS) preparedness and response, access management in virtual environments, supply chain protection, and the incorporation of measures designed to prevent digital fraud and identity theft, all of which are designed to provide a more secure customer experience. Internal policies and procedures have also been reviewed and adapted in an effort to ensure alignment with the cybersecurity requirements set out in DORA, with a focus on incident management and reporting, and advanced penetration testing. The Santander Fusion Center, which integrates the cybersecurity and IT monitoring teams, carries out the functions of detection, monitoring and response to operational failures and cybersecurity events for the Group's entities, 24 hours a day and seven days a week. In addition to regular testing and reviews performed by our cybersecurity team, independent third-party certification authorities review and certify our critical cybersecurity processes and controls. Certifications are periodically reviewed and updated, and new processes and controls are certified on an annual basis.
For information on our overall risk management process and tools, and risk reporting structure, see sections 1.3 ‘Risk and compliance governance’ and 1.4 ‘Risk management processes and tools’ in the ‘Risk management and compliance’ chapter in Part 1 of this annual report on Form 20-F. For details on the measurement, monitoring and control of cybersecurity-related risks, and their respective mitigation plans, and cybersecurity initiatives, see 5. ‘ Research, development, and innovation (R&D&I) - Cybersecurity’ in the ‘Economic and financial review’ chapter and 5.2 ‘Operational risk management (including Cyber risk)’ in the ‘Risk management and compliance ’ chapter of this annual report on Form 20-F. For more details on the cybersecurity initiatives, including training and awareness we ran in 2024, see 3.3.3. ‘Privacy, data protection and cybersecurity’ in the ‘Sustainability statement’ chapter of this annual report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
At Santander, cybersecurity risk management is an integral part of our operational risk management and control model. Our cybersecurity risk management is designed to align with international best practices and provide a framework to measure and monitor our cybersecurity risk profile and control environment, including threats and incidents associated with the use of third-party service providers through our supplier risk management model and internal control framework, and facilitate coordination across different departments of the Group.
Our operational risk model, where cybersecurity risk is embedded, establishes the items designed to manage and control operational risk properly according to legal and regulatory standards and best management practices. Its phases are: (i) strategic planning; (ii) identification and assessment of risks and internal controls; (iii) ongoing monitoring of the operational risk profile; and (iv) risk response decisions, including risk mitigation and risk transfer measures. Our model also covers reporting and escalation of relevant operational risk events, including cybersecurity risk, to senior risk executives in a timely manner. Operational risk control self-assessment (RCSA) is one of our main operational risk tools. It integrates specific reviews that allow for the identification of cybersecurity, technology, fraud, and third-party supplier risks as well as other risk drivers that could lead to operational risk or failure to meet legal or regulatory expectations. RCSA is implemented in Heracles, which is our management and reporting system for operational risk throughout the Group, supporting our operational risk programme and tools with a governance, risk and compliance (GRC) approach.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The board of directors and its delegated committees are the highest decision-making and monitoring bodies regarding management of cybersecurity risk. The innovation and technology committee of the board of directors is in charge of assisting the board with the supervision of cybersecurity risks in coordination with the risk supervision, regulation and compliance committee and the audit committee. The three committees are jointly responsible for monitoring the cybersecurity strategy of the Group and the internal audit coverage of cybersecurity risk and overseeing management's management and control of cybersecurity risks and monitoring of cybersecurity threats. For more information regarding these board committees see sections 4.5 'Audit committee activities in 2024', 4.8 'Risk supervision, regulation and compliance committee activities in 2024' and 4.10 'Innovation and technology committee activities in 2024' in the ‘Corporate governance’ chapter of this annual report on Form 20-F. For information regarding the experience of the members of these board committees, see section 4.1 'Our directors' in the ‘Corporate governance’ chapter of this annual report on Form 20-F.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors and its delegated committees are the highest decision-making and monitoring bodies regarding management of cybersecurity risk. The innovation and technology committee of the board of directors is in charge of assisting the board with the supervision of cybersecurity risks in coordination with the risk supervision, regulation and compliance committee and the audit committee. The three committees are jointly responsible for monitoring the cybersecurity strategy of the Group and the internal audit coverage of cybersecurity risk and overseeing management's management and control of cybersecurity risks and monitoring of cybersecurity threats. For more information regarding these board committees see sections 4.5 'Audit committee activities in 2024', 4.8 'Risk supervision, regulation and compliance committee activities in 2024' and 4.10 'Innovation and technology committee activities in 2024' in the ‘Corporate governance’ chapter of this annual report on Form 20-F. For information regarding the experience of the members of these board committees, see section 4.1 'Our directors' in the ‘Corporate governance’ chapter of this annual report on Form 20-F.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management, including the Group Chief Operating & Technology Officer and our Global Chief Information Security Officer (who reports to the Group Chief Operating & Technology Officer), regularly, as well as on an as-needed basis, update the board of directors, the innovation and technology, risk supervision, regulation and compliance and audit committees on the Group’s cybersecurity programs, material cybersecurity risks and mitigation and remediation strategies and provide cybersecurity reports that cover, among other topics, cybersecurity threats and incidents and updates of the Group’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Role of Management [Text Block]
Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures and maintaining cybersecurity programs. The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2018 and has held senior management and IT-related positions within the Group and other companies such as AXA Group. Management, including the Group Chief Operating & Technology Officer and our Global Chief Information Security Officer (who reports to the Group Chief Operating & Technology Officer), regularly, as well as on an as-needed basis, update the board of directors, the innovation and technology, risk supervision, regulation and compliance and audit committees on the Group’s cybersecurity programs, material cybersecurity risks and mitigation and remediation strategies and provide cybersecurity reports that cover, among other topics, cybersecurity threats and incidents and updates of the Group’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures and maintaining cybersecurity programs. The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2018 and has held senior management and IT-related positions within the Group and other companies such as AXA Group. Management, including the Group Chief Operating & Technology Officer and our Global Chief Information Security Officer (who reports to the Group Chief Operating & Technology Officer), regularly, as well as on an as-needed basis, update the board of directors, the innovation and technology, risk supervision, regulation and compliance and audit committees on the Group’s cybersecurity programs, material cybersecurity risks and mitigation and remediation strategies and provide cybersecurity reports that cover, among other topics, cybersecurity threats and incidents and updates of the Group’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2018 and has held senior management and IT-related positions within the Group and other companies such as AXA Group.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures and maintaining cybersecurity programs. The Group Chief Operating & Technology Officer and dedicated personnel are certified and experienced information systems security professionals and information security managers. The Group Chief Operating & Technology Officer joined the Group in 2018 and has held senior management and IT-related positions within the Group and other companies such as AXA Group.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true